EMPLOYEE BENEFITS - Post-employment defined benefit pension plan (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
American Plans | Discount rate
EMPLOYEE BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ (17,822)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	10,392
Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Accumulated other comprehensive income	R$ 920,478	R$ 1,173,010